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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611


                            Pioneer Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Value Fund
               Schedule of Investments  12/31/04 (unaudited)

  Shares                                                                      Value
               COMMON STOCKS - 97.8 %
               Energy - 11.4 %
               Integrated Oil & Gas - 6.5 %
   810,800     BP Amoco Plc (A.D.R.)                                    $      47,350,720
 1,290,000     ChevronTexaco Corp.                                             67,737,900
 1,020,785     ConocoPhillips                                                  88,634,762
    98,812     Exxon Mobil Corp.                                                5,065,103
 1,024,400     Occidental Petroleum Corp.                                      59,783,984
    39,300     Royal Dutch Petroleum Co. *                                      2,255,034
                                                                        $     270,827,503
               Oil & Gas Drilling - 1.6 %
   775,000     ENSCO International, Inc.                                $      24,598,500
   375,000     Nabors Industries, Inc. *                                       19,233,750
   500,000     Transocean Offshore, Inc. *                                     21,195,000
                                                                        $      65,027,250
               Oil & Gas Exploration & Production - 3.3 %
   450,000     Apache Corp.                                             $      22,756,500
   400,000     Anadarko Petroleum Corp.                                        25,924,000
 1,600,000     Devon Energy Corp.                                              62,272,000
   700,000     Suncor Energy, Inc.                                             24,780,000
                                                                        $     135,732,500
               Total Energy                                             $     471,587,253

               Materials - 5.4 %
               Commodity Chemicals - 1.2 %
    38,000     Air Products & Chemicals, Inc.                           $       2,202,860
    26,300     E.I. du Pont de Nemours and Co.                                  1,290,015
 1,072,800     Praxair, Inc.                                                   47,364,120
                                                                        $      50,856,995
               Diversified Chemical - 0.9 %
   550,000     PPG Industries, Inc.                                     $      37,488,000

               Diversified Metals & Mining - 1.2 %
   700,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)           $      26,761,000
   250,000     Phelps Dodge Corp.                                              24,730,000
                                                                        $      51,491,000
               Metal & Glass Containers - 0.8 %
   720,600     Ball Corp.                                               $      31,691,988

               Paper Products - 1.3 %
   775,500     Weyerhaeuser Co.                                         $      52,129,110
               Total Materials                                          $     223,657,093

               Capital Goods - 7.6 %
               Aerospace & Defense - 1.0 %
   750,000     Northrop Grumman Corp.                                   $      40,770,000

               Electrical Component & Equipment - 1.9 %
 2,129,500     General Electric Co.                                     $      77,726,750

               Industrial Conglomerates - 3.4 %
   275,000     Donaldson Co., Inc.                                      $       8,959,500
     9,800     Illinois Tool Works, Inc.                                          908,264
    12,700     Johnson Controls, Inc.                                             805,688
 2,200,000     Tyco International, Ltd.                                        78,628,000
   515,800     United Technologies Corp.                                       53,307,930
                                                                        $     142,609,382
               Industrial Machinery - 1.3 %
   725,000     Deere & Co.                                              $      53,940,000
               Total Capital Goods                                      $     315,046,132

               Commercial Services & Supplies - 1.5 %
               Environmental Services - 1.5 %
 2,085,000     Waste Management, Inc.                                   $      62,424,900

               Office Services & Supplies - 0.0 %
    33,000     Pitney Bowes, Inc.                                       $       1,527,240
               Total Commercial Services & Supplies                     $      63,952,140

               Transportation - 1.6 %
               Airlines - 0.8 %
 2,000,000     Southwest Airlines Co.                                   $      32,560,000

               Railroads - 0.4 %
   248,100     Canadian National Railway Co.                            $      15,196,125

               Trucking - 0.4 %
   210,600     United Parcel Service                                    $      17,997,876
               Total Transportation                                     $      65,754,001

               Hotels Restaurants & Leisure - 0.4 %
               Restaurants - 0.4 %
   575,000     McDonald's Corp.                                         $      18,434,500
               Total Hotels Restaurants & Leisure                       $      18,434,500

               Media - 9.5 %
               Advertising - 1.2 %
   610,100     Omnicom Group                                            $      51,443,632

               Broadcasting & Cable Television - 3.6 %
 2,150,000     Clear Channel Communications, Inc.                       $      72,003,500
 2,250,000     Comcast Corp. *                                                 74,880,000
                                                                        $     146,883,500
               Movies & Entertainment - 4.1 %
 5,100,000     Time Warner, Inc. *                                      $      99,144,000
 1,956,000     Viacom, Inc. (Class B)                                          71,178,840
                                                                        $     170,322,840
               Publishing - 0.6 %
   320,700     Gannett Co.                                              $      26,201,190
               Total Media                                              $     394,851,162

               Retailing - 1.2 %
               Department Stores - 0.1 %
    35,300     Nordstrom, Inc.                                          $       1,649,569

               General Merchandise Stores - 0.0 %
    10,000     Target Corp.                                             $         519,300

               Home Improvement Retail - 0.0 %
    32,300     Home Depot, Inc.                                         $       1,380,502

               Specialty Stores - 1.1 %
 1,700,000     Foot Locker, Inc.                                        $      45,781,000
               Total Retailing                                          $      49,330,371

               Food & Drug Retailing - 2.2 %
               Food Retail - 2.2 %
    47,900     Kraft Foods, Inc.                                        $       1,705,719
 2,617,000     Kroger Co. *                                                    45,902,180
   175,000     Nestle SA (Registered Shares)                                   45,704,942
                                                                        $      93,312,841
               Total Food & Drug Retailing                              $      93,312,841

               Food, Beverage & Tobacco - 1.5 %
               Soft Drinks - 1.5 %
    17,000     The Coca-Cola Co.                                        $         707,710
 1,200,000     PepsiCo, Inc.                                                   62,640,000
                                                                        $      63,347,710
               Total Food Beverage & Tobacco                            $      63,347,710


               Household & Personal Products - 1.0 %
               Household Products - 0.0 %
    13,900     Procter & Gamble Co.                                     $         765,612

               Personal Products - 1.0 %
   646,500     Kimberly-Clark Corp.                                     $      42,546,165
               Total Household & Personal Products                      $      43,311,777

               Health Care Equipment & Services - 5.2 %
               Health Care Distributors - 2.6 %
 1,100,000     Cardinal Health, Inc.                                    $      63,965,000
    38,000     McKesson HBOC, Inc.                                              1,195,480
   966,000     Wyeth                                                           41,141,940
                                                                              106,302,420
               Health Care Equipment - 0.7 %
   750,000     Astrazeneca Plc (A.D.R.)                                 $      27,292,500

               Health Care Facilities - 1.9 %
 1,880,000     HCA, Inc.                                                $      75,124,800
   400,000     Tenet Healthcare Corp. *                                         4,392,000
                                                                        $      79,516,800
               Total Health Care Equipment & Services                   $     213,111,720

               Pharmaceuticals & Biotechnology - 2.0 %
               Pharmaceuticals - 2.0 %
 1,600,000     IVAX Corp. *                                             $      25,312,000
   750,000     Merck & Co., Inc.                                               24,105,000
 1,276,700     Pfizer, Inc.                                                    34,330,463
                                                                        $      83,747,463
               Total Pharmaceuticals & Biotechnology                    $      83,747,463

               Banks - 9.9 %
               Diversified Banks - 5.4 %
 3,432,800     Bank of America Corp.                                    $     161,307,272
    58,000     Wachovia Corp.                                                   3,050,800
   960,600     Wells Fargo  & Co.                                              59,701,290
                                                                        $     224,059,362
               Regional Banks - 1.5 %
 1,307,700     Fifth Third Bancorp                                      $      61,828,056

               Thrifts & Mortgage Finance - 3.0 %
   200,000     Countrywide Financial Corp.                              $       7,402,000
 1,600,000     Freddie Mac                                                    117,920,000
    26,300     The PMI Group, Inc.                                              1,098,025
                                                                        $     126,420,025
               Total Banks                                              $     412,307,443

               Diversified Financials - 14.9 %
               Asset Management & Custody Banks - 1.9 %
    59,600     Mellon Bank Corp.                                        $       1,854,156
    24,600     State Street Corp.                                               1,208,352
 2,298,900     The Bank of New York Co., Inc.                                  76,829,238
                                                                        $      79,891,746
               Consumer Finance - 1.9 %
    89,700     MBNA Corp.                                               $       2,528,643
 4,600,000     Providian Financial Corp. *                                     75,762,000
                                                                        $      78,290,643
               Diversified Capital Markets - 0.1 %
    51,800     J.P. Morgan Chase & Co.                                  $       2,020,718

               Investment Banking & Brokerage - 6.0 %
   525,000     Goldman Sachs Group, Inc.                                $      54,621,000
   750,000     Lehman Brothers Holdings, Inc. (b)                              65,610,000
 2,127,000     Merrill Lynch & Co., Inc.                                      127,130,790
    50,000     Morgan Stanley, Dean Witter & Co.                                2,776,000
                                                                        $     250,137,790
               Other Diversified Finance Services - 5.0 %
 4,323,600     Citigroup, Inc.                                          $     208,311,048
               Total Diversified Financials                             $     618,651,945

               Insurance - 6.8 %
               Life & Health Insurance - 1.1 %
 2,475,000     UNUM Corp. (b)                                           $      44,401,500

               Multi-Line Insurance - 3.5 %
 1,035,000     American International Group, Inc.                       $      67,968,450
       850     Berkshire Hathaway, Inc. *                                      74,715,000
    59,700     Hartford Financial Services Group, Inc.                          4,137,807
                                                                        $     146,821,257
               Property & Casualty Insurance - 2.2 %
   351,800     Ambac Financial Group, Inc.                              $      28,893,334
   200,200     ACE, Ltd.                                                        8,550,000
   975,000     Allstate Corp.                                                  50,427,000
    28,691     The St. Paul Travelers Co., Inc.                                 1,063,575
                                                                        $      88,933,909
               Total Insurance                                          $     280,156,666

               Software & Services - 3.8 %
               Application Software - 1.9 %
    52,700     Microsoft Corp.                                          $       1,407,617
 2,685,500     Veritas Software Corp. *                                        76,671,025
                                                                        $      78,078,642
               Data Processing & Outsourced Services - 1.9 %
 1,900,000     First Data Corp.                                         $      80,826,000
               Total Software & Services                                $     158,904,642

               Technology Hardware & Equipment - 4.1 %
               Communications Equipment - 1.8 %
 1,450,000     Motorola, Inc.                                           $      24,940,000
 3,310,200     Nokia Corp. (A.D.R.)                                            51,870,834
                                                                        $      76,810,834
               Computer Hardware - 1.9 %
    13,300     Diebold, Inc.                                            $         741,209
 3,600,000     Hewlett-Packard Co.                                             75,492,000
    19,400     IBM Corp.                                                        1,912,452
                                                                        $      78,145,661
               Electronic Equipment & Instruments - 0.4 %
   620,400     Koninklijke Philips Electronics                          $      16,440,600
               Total Technology Hardware & Equipment                    $     171,397,095

               Semiconductors - 0.9 %
               Semiconductors - 0.9 %
 1,519,500     Intel Corp.                                              $      35,541,105
               Total Semiconductors                                     $      35,541,105

               Telecommunication Services - 5.4 %
               Integrated Telecommunication Services - 2.1 %
   467,400     Alltel Corp.                                             $      27,464,424
 2,058,600     BellSouth Corp.                                                 57,208,494
    28,800     SBC Communications, Inc.                                           742,176
                                                                        $      85,415,094
               Wireless Telecommunication Services - 3.3 %
 1,492,400     Nextel Communications, Inc. *                            $      44,772,000
 2,450,000     Vodafone Group Plc (A.D.R.)                                     67,081,000
10,000,000     Vodafone Group Plc                                              27,096,834
                                                                        $     138,949,834
               Total Telecommunication Services                         $     224,364,928
               Utilities - 1.3 %
               Electric Utilities - 1.3 %
   150,000     Dominion Resources, Inc.                                 $      10,161,000
   957,400     Exelon Corp.                                                    42,192,618
                                                                        $      52,353,618
               Total Utilities                                          $      52,353,618
               TOTAL COMMON STOCKS
               (Cost   $3,263,498,031)                                  $   4,053,121,605

               TOTAL TEMPORARY CASH INVESTMENTS - 2.2%
               Repurchase Agreement - 2.2 %
91,700,000     UBS Warburg, Inc., 1.00%, dated 12/31/04, repurchase price of 91,700,000 plus accrued interest on 1/3/05 collateralized by $43,098,000 U.S. Treasury Bill, 5.625%, 5/15/08
               and 43,609,000 U.S. Treasury Bill, 5.625%, 5/15/08       $      91,700,000

               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost   $91,700,000)                                     $      91,700,000

               TOTAL INVESTMENT IN SECURITIES - 100%
               (Cost $3,355,198,031) (a)                                $   4,144,821,605

               OTHER ASSETS AND LIABILITIES - 0.0%                      $       (109,895)

               TOTAL NET ASSETS - 100.0%                                $   4,144,711,710

    *          Non-income producing security.
 (A.D.R.)      American Depositary Receipt

   (a)         At December 31, 2004, the net unrealized loss on investments based on cost for federal  income tax purposes of $3,371,240,217 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                $   $858,859,125

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                     (86,342,212)

               Net unrealized loss                                      $   $772,516,913

   (b)         At December 31, 2004, the following securities were out on loan:

  Shares                               Security                            Market Value
  61,100       Lehman Brothers Holdings, Inc.                           $       5,345,028
2,055,131      UNUM Corp.                                                      36,869,050
               Total                                                    $      42,214,078



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2005

* Print the name and title of each signing officer under his or her signature.